Shareholder Fees {- Fidelity Series Emerging Markets Opportunities Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Series International Funds Series Combo PRO-12 | Fidelity Series Emerging Markets Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none